UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Volpe
Title:     Chief Compliance Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Marc Volpe     Boston, MA     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $265,350 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107      201     2392 SH       SOLE                     2392        0        0
BP PLC                         SPONSORED ADR    055622104    60810  1500000 SH  CALL SOLE                  1500000        0        0
DISH NETWORK CORP              CL A             25470M109    47536  1665000 SH       SOLE                  1665000        0        0
ECHOSTAR CORP                  CL A             278768106     4158   157386 SH       SOLE                   157386        0        0
EXCO RESOURCES INC             COM              269279402     3770   496693 SH       SOLE                   496693        0        0
FASTENAL CO                    COM              311900104    60199  1493400 SH  PUT  SOLE                  1493400        0        0
GRANITE REAL ESTATE INC        COM              387431109     8478   250000 SH       SOLE                   250000        0        0
HUNTSMAN CORP                  COM              447011107    20704  1600000 SH  CALL SOLE                  1600000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    15132  4373316 SH       SOLE                  4373316        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     7674  2311580 SH       SOLE                  2311580        0        0
NRG ENERGY INC                 COM NEW          629377508     2213   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW 11  74348A871     2121    79666 SH       SOLE                    79666        0        0
WALGREEN CO                    COM              931422109    32354  1093800 SH  CALL SOLE                  1093800        0        0